Note 20 - Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes
Income Taxes

(20)       INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions that they operate.

Cayman Islands
Lizhan Environmental, being incorporated in the Cayman Islands as an exempted company, is not subject to any income tax in the Cayman Islands.

Hong Kong
Resources is generally subject to Hong Kong income tax on its taxable income derived from trade or businesses carried out in Hong Kong at 16.5% for the year ended September 30, 2011, 2010 and 2009. However, as Resources has not generated any revenue or income, no provision for Hong Kong income tax has been made.

PRC
Lizhan Textile being established in the PRC was subject to the PRC Enterprise Income Tax (“EIT”) at 33% prior to January 1, 2008. In March 2007, the PRC government enacted the PRC Enterprise Income Tax Law, or the New EIT Law, and promulgated related regulation, Implementing Regulations for the PRC Enterprise Income Tax Law, which became effective from January 1, 2008. The PRC Enterprise Income Tax Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises registered in the PRC. The New EIT Law provides a grandfathering on tax holidays which were granted under the then effective tax laws and regulations.

Lizhan Textile has been approved a “foreign invested enterprise” and granted a preferential tax treatment - a tax holiday of full exemption from EIT for the two calendar years ended December 31, 2009 and a 50% reduction on its EIT rate for the ensuing three calendar years ending December 31, 2012.

The Company’s income tax expense consists of the following:

	Year ended September 30,
	2011	2010	2009

PRC:
- current income tax	$405,755	$912,249	$-
- deferred income tax	-	-	-
Total	$405,755	$912,249	$-

A reconciliation of the expected income tax expense to the actual income tax expense is as follows:

	Year ended September 30,
	2011	2010	2009

Income before tax	$1,836,940	$9,070,229	$2,731,298

PRC statutory income tax rates	25%	25%	25%
Expected income tax expense calculated at PRC statutory tax rates	459,235	2,267,557	682,825
Tax holiday	(385,491)	(1,482,335)	(684,519)
Non-deductible expense	332,011	127,593	1,694
Other	-	(566)	-
Actual income tax expense	$405,755	$912,249	$-

As of September 30, 2011 and 2010, the Company did not have any significant temporary differences and carryforwards that may result in deferred tax. The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions or unrecognized tax benefits. The Company classifies interest and/or penalties related to income tax matters in income tax expense. For the year ended September 30, 2011, 2010 and 2009, the Company has not recognized any amount of interest and penalties related to uncertain tax positions. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The New EIT Law also imposes a withholding tax of 10% unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not provided for income taxes on accumulated earnings of its PRC subsidiary as of December 31, 2010 because these earnings are intended to be reinvested indefinitely in the overseas jurisdictions. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational or other errors made by the taxpayer or the withholding agent.  The statute of limitations extends to five years under special circumstances. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the income tax returns of Lizhan Textile for the fiscal years ended September 30, 2008 through 2011 are open to examination by the PRC state and local tax authorities.